Other disclosures - Commitments - Contractual obligations not recognised in the balance sheet (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Leases	kr 4,181	kr 2,197
Research and development obligations	35,316	21,913
Research and development - potential milestone payments	34,583	28,545
Commercial product launch - potential milestone payments	16,927	12,952
Purchase obligations relating to investments in property, plant and equipment	11,659	5,915
Purchase obligations relating to contract manufacturers	71,061	33,107
Other purchase obligations	18,994	13,039
Total obligations not recognised in the balance sheet	192,721	117,668
Current
Disclosure of contingent liabilities [line items]
Leases	288	144
Research and development obligations	12,101	8,678
Research and development - potential milestone payments	2,076	1,234
Commercial product launch - potential milestone payments	384	0
Purchase obligations relating to investments in property, plant and equipment	8,305	4,222
Purchase obligations relating to contract manufacturers	8,925	6,315
Other purchase obligations	10,531	7,151
Total obligations not recognised in the balance sheet	42,610	27,744
Non-current
Disclosure of contingent liabilities [line items]
Leases	3,893	2,053
Research and development obligations	23,215	13,235
Research and development - potential milestone payments	32,507	27,311
Commercial product launch - potential milestone payments	16,543	12,952
Purchase obligations relating to investments in property, plant and equipment	3,354	1,693
Purchase obligations relating to contract manufacturers	62,136	26,792
Other purchase obligations	8,463	5,888
Total obligations not recognised in the balance sheet	kr 150,111	kr 89,924